UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 48.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.8%
BE Aerospace, Inc.
Term Loan, 3.94%, Maturing December 16, 2021		188	$188,780
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		358	339,767
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		499	498,903
Term Loan, 3.98%, Maturing June 4, 2021		317	316,123
Term Loan, 3.78%, Maturing June 9, 2023		668	666,891
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		173	172,092

			$2,182,556

Automotive — 1.1%
Allison Transmission, Inc.
Term Loan, 3.28%, Maturing September 23, 2022		235	$238,069
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		286	288,761
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		170	171,251
FCA US, LLC
Term Loan, 3.27%, Maturing December 31, 2018		216	216,532
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		658	654,012
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		383	387,454
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		168	170,648
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		125	125,938
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		222	223,854
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		522	524,393
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021		102	102,488

			$3,103,400

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		361	$297,568
Jacobs Douwe Egberts International B.V.
Term Loan, 3.00%, Maturing July 2, 2022	EUR	17	18,218

			$315,786

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.2%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	65	$65,254
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	268	249,533
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	141	134,589

		$449,376

Building and Development — 0.9%
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	197	$198,219
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	394	398,110
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	518	521,092
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	301	303,307
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	450	456,107
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	402	402,676
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	123	124,472

		$2,403,983

Business Equipment and Services — 4.0%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	536	$519,299
AerCap Holdings N.V.
Term Loan, 3.25%, Maturing October 6, 2023	425	428,675
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	366	369,680
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	124	121,047
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	146	146,159
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	200	201,470
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	841	846,474
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	1,056	1,063,314
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	248	251,661
Education Management, LLC
Term Loan, 5.51%, Maturing July 2, 2020	80	18,744
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	152	7,582
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	443	444,282
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(2)	225	226,547
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	263	263,414

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		113	$114,184
First Data Corporation
Term Loan, 3.78%, Maturing July 10, 2022		490	493,605
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		59	59,471
Term Loan, 4.00%, Maturing November 6, 2020		330	331,068
Global Payments, Inc.
Term Loan, 3.28%, Maturing April 22, 2023		65	65,526
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		438	440,335
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		175	177,188
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	EUR	164	178,759
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		125	126,090
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		532	536,038
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		1,050	1,062,111
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		78	74,981
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		396	402,296
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		351	351,818
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		200	202,040
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		619	617,507
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		216	218,080
Vantiv, LLC
Term Loan, 3.27%, Maturing October 14, 2023		82	82,827
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		211	212,399

			$10,654,671

Cable and Satellite Television — 1.7%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		200	$202,625
Atlantic Broadband Finance, LLC
Term Loan, 3.28%, Maturing November 30, 2019		127	127,311
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		198	199,961
Charter Communications Operating, LLC
Term Loan, 3.03%, Maturing January 15, 2024		372	373,982
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		459	465,189
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		169	170,246
Term Loan, 3.50%, Maturing June 30, 2021		146	147,552

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	123	$135,088
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		149	150,457
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(2)		125	126,161
Telenet International Finance S.a.r.l.
Term Loan, 3.77%, Maturing January 31, 2025		350	353,844
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	378,854
Term Loan, 3.52%, Maturing January 31, 2025		1,275	1,284,562
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	350	379,773

			$4,495,605

Chemicals and Plastics — 2.4%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		58	$57,619
Atotech B.V.
Term Loan, Maturing January 31, 2024(2)		100	100,687
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		369	374,239
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		337	339,053
Term Loan - Second Lien, 8.75%, Maturing August 1, 2022		100	100,167
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		24	24,479
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		147	147,162
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		366	369,443
Huntsman International, LLC
Term Loan, 3.78%, Maturing April 19, 2019		587	590,289
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,314	1,317,830
Term Loan, 4.25%, Maturing March 31, 2022		123	123,784
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		250	253,328
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		49	48,807
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		58	59,034
Term Loan, 5.00%, Maturing June 7, 2023		334	338,309
Minerals Technologies, Inc.
Term Loan, 3.78%, Maturing May 9, 2021		177	179,405
Orion Engineered Carbons GmbH
Term Loan, 3.75%, Maturing July 25, 2021	EUR	167	184,214
Term Loan, 4.00%, Maturing July 25, 2021		82	82,044
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		121	118,670
PolyOne Corporation
Term Loan, 3.00%, Maturing November 12, 2022		99	99,650
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		224	226,835

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	171	$188,217
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		176	176,207
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		49	49,884
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		385	386,622
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		593	592,253
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		74	74,614

			$6,602,845

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		277	$253,703

			$253,703

Conglomerates — 0.3%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		717	$670,859
Spectrum Brands, Inc.
Term Loan, 3.37%, Maturing June 23, 2022		277	280,218

			$951,077

Containers and Glass Products — 1.4%
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		409	$411,317
Term Loan, 3.50%, Maturing January 6, 2021		797	802,130
Term Loan, 3.29%, Maturing October 3, 2022		171	172,891
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		375	378,574
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	300	330,240
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		46	46,797
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		421	421,096
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		702	704,732
SIG Combibloc Purchase Co. S.a.r.l.
Term Loan, 3.75%, Maturing March 13, 2022	EUR	393	431,971
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		215	216,154

			$3,915,902

Cosmetics/Toiletries — 0.3%
Coty, Inc.
Term Loan, 3.27%, Maturing October 27, 2022		149	$151,110
Galleria Co.
Term Loan, 3.81%, Maturing September 29, 2023		325	327,537
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		272	274,618

			$753,265

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Drugs — 2.4%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021	619	$628,150
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021	72	72,532
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	188	187,734
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	635	636,282
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023	273	275,559
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	538	542,684
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022	495	494,862
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021	443	449,899
Term Loan, 5.50%, Maturing May 7, 2021	125	126,406
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	862	869,441
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021	267	267,020
Term Loan, 3.75%, Maturing March 19, 2021	220	219,886
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.27%, Maturing December 11, 2019	331	331,791
Term Loan, 5.27%, Maturing August 5, 2020	695	697,110
Term Loan, 5.53%, Maturing April 1, 2022	660	662,959

		$6,462,315

Ecological Services and Equipment — 0.3%
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	559	$566,123
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023	150	150,280

		$716,403

Electronics/Electrical — 4.2%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(3)	222	$114,137
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022	346	351,134
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	119	115,853
CommScope, Inc.
Term Loan, 3.34%, Maturing January 14, 2018	43	42,818
Term Loan, 3.28%, Maturing December 29, 2022	173	174,829
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	195	199,387
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	616	619,969

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021	38	$38,430
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	144	141,253
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	638	642,912
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	150	150,438
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	887	886,564
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	420	418,901
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	98	97,777
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	147	149,638
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	186	187,614
Term Loan, 4.79%, Maturing November 19, 2021	689	696,872
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	263	264,781
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	220	221,807
Microsemi Corporation
Term Loan, 3.02%, Maturing January 15, 2023	69	70,031
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	249	252,960
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020	339	340,671
Term Loan, 3.24%, Maturing December 7, 2020	173	173,901
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	122	122,189
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	200	201,637
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	37	35,623
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	688	627,884
Southwire Company
Term Loan, 3.26%, Maturing February 10, 2021	393	395,819
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	30	30,626
Term Loan, 4.03%, Maturing July 8, 2022	315	319,132
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	94	95,765
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	159	153,034
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024	150	150,813
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	324	326,659
VeriFone, Inc.
Term Loan, 3.53%, Maturing July 8, 2021	488	486,484

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	422	$401,546
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	424	427,685
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	490	491,941
Western Digital Corporation
Term Loan, 4.53%, Maturing April 29, 2023	418	423,385
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	315	318,592

		$11,361,491

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing January 13, 2022(2)	750	$760,469
Flying Fortress, Inc.
Term Loan, 3.25%, Maturing October 30, 2022	500	504,000

		$1,264,469

Financial Intermediaries — 1.7%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	413	$409,491
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	663	665,008
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	96	96,090
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	75	75,771
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	86	86,820
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	492	494,298
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	212	214,265
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	112	112,435
LPL Holdings, Inc.
Term Loan, 4.28%, Maturing March 29, 2021	562	569,186
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(4)	11	10,012
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	400	406,000
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	475	486,727
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	281	281,618
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	120	120,714
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	699	673,773

		$4,702,208

Food Products — 1.9%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	281	$284,669

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	239	$241,556
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	121	109,832
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018	91	91,996
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	134	134,382
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	866	869,083
Term Loan, 3.75%, Maturing September 18, 2020	290	290,787
Term Loan, 4.00%, Maturing October 30, 2022	124	124,446
Term Loan, Maturing October 30, 2022(2)	1,100	1,105,500
Keurig Green Mountain, Inc.
Term Loan, 5.31%, Maturing March 3, 2023	91	92,815
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023	697	702,304
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022	195	196,550
Pinnacle Foods Finance, LLC
Term Loan, 3.28%, Maturing April 29, 2020	121	121,479
Term Loan, 3.28%, Maturing April 29, 2020	605	608,496
Term Loan, Maturing January 27, 2024(2)	150	149,812

		$5,123,707

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	910	$919,791
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023	69	70,153
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	475	480,174
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	148	150,622
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(2)	200	199,000
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020	1,005	895,293
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023	174	176,693

		$2,891,726

Food/Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021	248	$249,996
Term Loan, 4.06%, Maturing June 22, 2023	496	499,510
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019	742	655,008
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	100	100,547
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	353	355,479

		$1,860,540

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023	175	$176,308

		$176,308

Health Care — 5.6%
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022	248	$249,533
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	159	161,611
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	298	298,892
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	215	212,782
Beaver-Visitec International, Inc.
Term Loan, 6.00%, Maturing August 21, 2023	150	149,625
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	583	583,449
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	372	375,968
Community Health Systems, Inc.
Term Loan, 4.18%, Maturing December 31, 2018	314	310,593
Term Loan, 3.75%, Maturing December 31, 2019	480	457,196
Term Loan, 4.00%, Maturing January 27, 2021	883	837,645
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	193	191,574
DaVita HealthCare Partners, Inc.
Term Loan, 3.53%, Maturing June 24, 2021	536	544,042
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	394	385,546
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	1,150	1,162,099
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	100	100,411
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	198	198,991
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	173	174,484
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(2)	625	629,427
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	307	305,801
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019	180	181,350
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023	425	428,681
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	735	738,001
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	905	907,658
Term Loan, Maturing January 25, 2024(2)	500	497,500
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	198	198,739

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	150	$141,090
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	85	84,211
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	418	423,941
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	62	61,221
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	88	44,463
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	408	392,907
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	291	272,326
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	536	533,359
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	975	983,671
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023	272	272,355
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018	806	812,760
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	123	124,130
Team Health, Inc.
Term Loan, Maturing January 17, 2024(2)	375	375,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	221	221,051

		$15,024,083

Home Furnishings — 0.3%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023	800	$800,500

		$800,500

Industrial Equipment — 2.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	533	$524,265
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023	398	402,975
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	73	72,537
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	146	147,954
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	660	665,292
Term Loan, 5.50%, Maturing January 15, 2021	99	100,739
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	30	30,656
Term Loan, Maturing November 21, 2020(2)	70	70,040
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020	339	335,345
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021	515	514,220

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Generac Power Systems, Inc.
Term Loan, 3.75%, Maturing May 31, 2023		252	$254,435
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		494	497,564
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		215	214,718
Term Loan, Maturing June 20, 2023(2)		500	503,750
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		370	344,558
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	175	190,831
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		700	705,341
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		183	185,500
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		334	324,287
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		142	141,164

			$6,226,171

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		345	$347,335
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(2)		400	402,312
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		174	176,107
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		125	126,875
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		119	119,641
Term Loan, 4.25%, Maturing August 4, 2022		974	984,826
Term Loan, 4.75%, Maturing November 3, 2023		324	327,997
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		375	379,922
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		165	142,112
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		508	510,074
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024		75	76,047
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		429	431,145

			$4,024,393

Leisure Goods/Activities/Movies — 2.2%
AMC Entertainment, Inc.
Term Loan, 3.52%, Maturing December 15, 2022		395	$399,259
Term Loan, 3.53%, Maturing December 15, 2023		100	101,042
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023		375	379,395
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023		821	827,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	371	$374,534
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	338	340,805
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	238	239,648
Kasima, LLC
Term Loan, 3.49%, Maturing May 17, 2021	82	83,211
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	45	45,254
Term Loan, 5.82%, Maturing May 8, 2021	349	350,716
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	491	496,088
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	88	89,250
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	637	646,261
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	180	181,427
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	329	325,557
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	298	296,347
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	373	339,882
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	249	251,115
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	231	232,202

		$5,999,195

Lodging and Casinos — 2.0%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	636	$640,747
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	539	542,915
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	30	30,421
Term Loan, 3.76%, Maturing September 15, 2023	150	151,228
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(3)	345	391,255
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	511	517,303
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	249	251,379
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	101	102,503
Term Loan, 4.54%, Maturing November 21, 2019	236	239,173
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	58	58,677
Term Loan, 3.27%, Maturing October 25, 2023	790	799,447
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	560	562,994

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.53%, Maturing April 25, 2023	372	$375,211
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	97	97,143
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	122	123,144
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	612	618,373

		$5,501,913

Nonferrous Metals/Minerals — 0.5%
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	96	$97,477
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	148	148,730
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	363	355,556
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	150	151,495
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	359	341,314
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(4)	86	15,235
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	19	18,751
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	150,187

		$1,278,745

Oil and Gas — 1.3%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(3)	316	$178,663
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	254	254,412
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	152	154,481
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	196	196,282
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	162	161,272
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	196	189,145
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	1,064	1,070,430
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	148	62,212
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(3)	175	50,313
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	553	407,992
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	28	24,538
Term Loan, 4.44%, Maturing December 16, 2020	74	65,795
Term Loan, 4.44%, Maturing December 16, 2020	531	472,981

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	17	$15,210
Term Loan, 4.45%, Maturing October 1, 2019	28	24,902
Term Loan, 4.45%, Maturing October 1, 2019	212	187,930

		$3,516,558

Publishing — 0.9%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	218	$219,590
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	912	789,450
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	484	487,560
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	218	219,675
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	123	123,034
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	321	323,783
Tweddle Group, Inc.
Term Loan, 7.04%, Maturing October 24, 2022	150	149,250

		$2,312,342

Radio and Television — 0.8%
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	98	$89,625
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	226	228,735
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	729	481,998
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023	170	171,820
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	102	101,863
iHeartCommunications, Inc.
Term Loan, 8.28%, Maturing July 30, 2019	450	378,281
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	55	55,453
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024	595	601,859

		$2,109,634

Retailers (Except Food and Drug) — 1.8%
Bass Pro Group, LLC
Term Loan, 4.02%, Maturing June 5, 2020	435	$430,370
Term Loan, 5.97%, Maturing December 16, 2023	250	243,496
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(2)	175	175,583
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023	361	363,734
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	37	37,197
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	368	315,430

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	367	$340,899
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023	473	477,745
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	535	300,575
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	147	145,285
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023	960	958,462
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	552	459,926
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	457	458,324
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	98	91,650
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	150	150,938

		$4,949,614

Steel — 0.1%
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	73	$73,032
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(4)	5	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	153	154,606

		$227,638

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	199	$199,700
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	22	22,115
Term Loan, 4.00%, Maturing July 31, 2022	72	72,721
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	267	247,781

		$542,317

Telecommunications — 1.4%
Consolidated Communications, Inc.
Term Loan, Maturing October 4, 2023(2)	125	$126,094
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	225	226,125
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	650	640,946
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	344	332,699
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	129	130,910
SBA Senior Finance II, LLC
Term Loan, 3.03%, Maturing March 24, 2021	341	342,814
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(2)	625	625,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	237	$214,059
Term Loan, 4.04%, Maturing April 23, 2019	328	296,687
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	898	907,401

		$3,842,735

Utilities — 1.1%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	193	$193,442
Term Loan, 3.28%, Maturing January 31, 2022	72	72,416
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	150	150,375
Term Loan, Maturing December 26, 2019(2)	75	75,047
Term Loan, 3.75%, Maturing January 15, 2024	888	892,980
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	300	302,212
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	21	21,286
Term Loan, 5.00%, Maturing December 19, 2021	469	474,091
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	218	211,875
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(2)	26	26,450
Term Loan, Maturing November 22, 2023(2)	274	277,722
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	98	95,420
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	256	259,534

		$3,052,850

Total Senior Floating-Rate Loans (identified cost $131,299,419)		$130,050,024

Collateralized Mortgage Obligations — 24.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$843	$946,942
Series 2167, Class BZ, 7.00%, 6/15/29	636	727,527
Series 2182, Class ZB, 8.00%, 9/15/29	1,169	1,381,983
Series 2631, (Interest Only), Class DS, 6.333%, 6/15/33(5)(6)	1,574	272,028
Series 2770, (Interest Only), Class SH, 6.333%, 3/15/34(5)(6)	1,982	408,468
Series 2981, (Interest Only), Class CS, 5.953%, 5/15/35(5)(6)	1,109	181,199
Series 3114, (Interest Only), Class TS, 5.883%, 9/15/30(5)(6)	2,951	417,651
Series 3309, (Principal Only), Class DO, 0.00%, 4/15/37(7)	1,870	1,609,814
Series 3339, (Interest Only), Class JI, 5.823%, 7/15/37(5)(6)	3,191	617,314
Series 4109, (Interest Only), Class ES, 5.383%, 12/15/41(5)(6)	36	6,845
Series 4163, (Interest Only), Class GS, 5.433%, 11/15/32(5)(6)	5,059	1,054,669
Series 4169, (Interest Only), Class AS, 5.483%, 2/15/33(5)(6)	2,985	519,371
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(6)	2,805	261,103

Security	Principal Amount (000’s omitted)	Value
Series 4203, (Interest Only), Class QS, 5.483%, 5/15/43(5)(6)	$3,152	$522,763
Series 4212, (Interest Only), Class SA, 5.433%, 7/15/38(5)(6)	5,728	701,991
Series 4273, Class PU, 4.00%, 11/15/43	653	659,380
Series 4316, (Interest Only), Class JS, 5.333%, 1/15/44(5)(6)	1,938	347,498
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(6)	1,553	244,467
Series 4336, Class GU, 3.50%, 2/15/53	603	629,573
Series 4337, Class YT, 3.50%, 4/15/49	2,479	2,497,092
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(6)	1,924	262,185
Series 4416, Class SU, 7.058%, 12/15/44(5)	2,396	2,380,746
Series 4452, Class ZJ, 3.00%, 11/15/44	1,042	958,105
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(7)	1,361	1,164,538
Series 4497, (Interest Only), Class CS, 5.433%, 9/15/44(5)(6)	4,377	994,865
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	4,379	799,794
Series 4535, (Interest Only), Class JS, 5.333%, 11/15/43(5)(6)	5,390	1,031,247
Series 4548, (Interest Only), Class JS, 5.333%, 9/15/43(5)(6)	5,499	972,956
Series 4584, Class PM, 3.00%, 5/15/46	1,958	2,007,821
Series 4630, Class CZ, 3.00%, 12/15/43	1,768	1,740,948

		$26,320,883

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA3, Class M3, 5.471%, 4/25/28(8)	$2,000	$2,220,313
Series 2016-DNA1, Class M3, 6.321%, 7/25/28(8)	2,000	2,287,256

		$4,507,569

Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$15	$15,535
Series 1991-122, Class N, 7.50%, 9/25/21	108	116,734
Series 1994-42, Class K, 6.50%, 4/25/24	302	332,241
Series 1997-38, Class N, 8.00%, 5/20/27	359	408,993
Series 2004-46, (Interest Only), Class SI, 5.229%, 5/25/34(5)(6)	2,020	285,401
Series 2005-17, (Interest Only), Class SA, 5.929%, 3/25/35(5)(6)	1,556	318,190
Series 2006-42, (Interest Only), Class PI, 5.819%, 6/25/36(5)(6)	2,620	486,931
Series 2006-44, (Interest Only), Class IS, 5.829%, 6/25/36(5)(6)	2,107	384,676
Series 2006-72, (Interest Only), Class GI, 5.809%, 8/25/36(5)(6)	3,835	692,658
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(7)	1,337	1,147,469
Series 2007-50, (Interest Only), Class LS, 5.679%, 6/25/37(5)(6)	1,539	279,503
Series 2007-74, Class AC, 5.00%, 8/25/37	1,942	2,094,269
Series 2008-26, (Interest Only), Class SA, 5.429%, 4/25/38(5)(6)	2,661	461,493
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(6)	533	9,402
Series 2008-61, (Interest Only), Class S, 5.329%, 7/25/38(5)(6)	3,613	630,824
Series 2010-99, (Interest Only), Class NS, 5.829%, 3/25/39(5)(6)	2,056	152,560
Series 2010-109, (Interest Only), Class PS, 5.829%, 10/25/40(5)(6)	4,030	736,857
Series 2010-119, (Interest Only), Class SK, 5.229%, 4/25/40(5)(6)	367	9,313
Series 2010-124, (Interest Only), Class SJ, 5.279%, 11/25/38(5)(6)	2,258	215,633
Series 2010-147, (Interest Only), Class KS, 5.179%, 1/25/41(5)(6)	5,263	757,516
Series 2010-150, (Interest Only), Class GS, 5.979%, 1/25/21(5)(6)	2,538	195,383
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(6)	550	1,836
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(6)	4,283	314,075
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	654	716,344
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(6)	4,705	364,509
Series 2012-56, (Interest Only), Class SU, 5.979%, 8/25/26(5)(6)	1,349	89,742
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(6)	4,284	455,781
Series 2012-103, (Interest Only), Class GS, 5.329%, 2/25/40(5)(6)	5,220	560,638

Security	Principal Amount (000’s omitted)	Value
Series 2012-134, Class ZT, 2.00%, 12/25/42	$1,734	$1,442,442
Series 2012-150, (Interest Only), Class PS, 5.379%, 1/25/43(5)(6)	6,288	1,103,288
Series 2012-150, (Interest Only), Class SK, 5.379%, 1/25/43(5)(6)	3,499	639,839
Series 2013-6, Class TA, 1.50%, 1/25/43	1,826	1,777,074
Series 2013-23, (Interest Only), Class CS, 5.479%, 3/25/33(5)(6)	2,986	534,234
Series 2013-52, Class MD, 1.25%, 6/25/43	2,188	2,101,391
Series 2013-54, (Interest Only), Class HS, 5.529%, 10/25/41(5)(6)	2,744	356,126
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(6)	1,251	227,979
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(6)	1,012	179,245
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	3,606	556,564
Series 2014-80, (Interest Only), Class BI, 3.00%, 12/25/44(6)	6,314	962,651
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	2,907	561,734
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(6)	6,516	984,945
Series 2015-17, (Interest Only), Class SA, 5.429%, 11/25/43(5)(6)	4,855	889,632
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(6)	3,454	556,812
Series 2015-57, (Interest Only), Class IO, 3.00%, 8/25/45(6)	15,742	2,348,788
Series 2015-74, Class SL, 1.896%, 10/25/45(5)	1,382	1,076,368
Series 2015-89, Class ZB, 3.00%, 5/25/54	1,099	1,088,107
Series 2015-93, (Interest Only), Class BS, 5.379%, 8/25/45(5)(6)	4,968	1,038,982
Series 2015-95, (Interest Only), Class SB, 5.229%, 1/25/46(5)(6)	4,261	862,199
Series G-33, Class PT, 7.00%, 10/25/21	92	97,824

		$31,620,730

Federal Home Loan Mortgage Corp. Whole Loan Securities Trust:
Series 2016-SC02, Class M1, 3.627%, 10/25/46(8)	$969	$948,753

		$948,753

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$591	$530,962
Series 2013-131, Class GS, 2.729%, 6/20/43(5)	1,310	994,783
Series 2016-75, Class WZ, 2.25%, 11/16/43	254	254,301

		$1,780,046

Total Collateralized Mortgage Obligations (identified cost $66,414,897)		$65,177,981

Commercial Mortgage-Backed Securities — 7.2%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	$4,000	$3,256,191
COMM Mortgage Trust
Series 2014-LC17, Class D, 3.687%, 10/10/47(9)	1,065	741,636
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.667%, 4/15/47(9)(10)	1,425	1,261,156
Series 2014-C21, Class D, 4.66%, 8/15/47(9)(10)	650	554,281
Series 2014-C22, Class D, 4.56%, 9/15/47(9)(10)	1,850	1,528,687
Series 2014-C23, Class D, 3.959%, 9/15/47(9)(10)	850	716,728
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.408%, 8/15/46(9)(10)	1,850	1,903,745

Security	Principal Amount (000’s omitted)	Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.135%, 7/15/50(9)(10)	$1,500	$1,288,965
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.063%, 1/10/45(9)(10)	2,000	2,159,826
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.546%, 5/10/45(9)(10)	2,000	2,009,158
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.296%, 7/15/46(9)(10)	2,000	1,814,286
Series 2015-SG1, Class C, 4.47%, 12/15/47(10)	1,399	1,391,502
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(9)(10)	1,150	953,193

Total Commercial Mortgage-Backed Securities (identified cost $19,914,235)		$19,579,354

Mortgage Pass-Throughs — 13.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.869%, with maturity at 2035(11)	$2,114	$2,207,546
6.00%, with various maturities to 2029	1,713	1,925,082
6.15%, with maturity at 2027	560	631,012
6.50%, with maturity at 2032	1,552	1,770,402
7.00%, with various maturities to 2036	2,910	3,376,947
7.50%, with maturity at 2024	839	934,558
8.00%, with maturity at 2034	1,198	1,410,360
8.50%, with maturity at 2031	997	1,164,731
9.00%, with maturity at 2031	143	169,937
9.50%, with maturity at 2022	28	30,302

		$13,620,877

Federal National Mortgage Association:
2.719%, with maturity at 2037(11)	$634	$659,049
5.00%, with various maturities to 2040	2,736	3,005,849
5.50%, with various maturities to 2033	1,865	2,098,758
6.00%, with maturity at 2023	1,091	1,191,492
6.317%, with maturity at 2032(11)	821	902,205
6.50%, with various maturities to 2036	3,935	4,473,759
7.00%, with various maturities to 2037	1,911	2,188,317
7.50%, with maturity at 2035	2,984	3,453,163
8.00%, with various maturities to 2034	736	849,126
10.00%, with various maturities to 2031	137	150,240

		$18,971,958

Government National Mortgage Association:
7.50%, with maturity at 2025	$1,277	$1,426,192
8.00%, with maturity at 2034	1,661	1,946,078
9.50%, with maturity at 2025	73	80,471

Security	Principal Amount (000’s omitted)	Value
11.00%, with maturity at 2018	$8	$8,039

		$3,460,780

Total Mortgage Pass-Throughs (identified cost $34,721,258)		$36,053,615

Asset-Backed Securities — 9.6%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2013-7R2A, Class CR, 4.987%, 10/15/27(8)(9)	$2,000	$2,010,522
Series 2013-7R2A, Class DR, 8.337%, 10/15/27(8)(9)	3,000	3,040,199
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.518%, 6/17/31(8)(9)	200	199,669
Series 2014-SFR1, Class D, 2.868%, 6/17/31(8)(9)	825	825,625
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.13%, 10/20/28(8)(9)	3,000	3,009,199
Colony American Homes
Series 2014-1A, Class C, 2.618%, 5/17/31(8)(9)	760	760,492
Ford Credit Auto Owner Trust
Series 2014-1, Class B, 2.41%, 11/15/25(9)	100	99,924
Highbridge Loan Management, Ltd.
Series 7A-2015, Class E, 6.656%, 11/15/26(8)(9)	1,250	1,235,391
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.925%, 12/17/30(8)(9)	550	550,523
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 8.631%, 11/14/27(8)(9)	3,000	3,021,753
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(8)(9)	4,000	4,062,873
Palmer Square CLO, Ltd.
Series 2014-1A, Class DR, 7.859%, 1/17/27(8)(9)	3,000	3,005,219
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(9)	131	130,738
Series 2015-1A, Class B, 3.05%, 3/22/32(9)	176	177,563
THL Credit Wind River CLO, Ltd.
Series 2013-2X, Class E, 5.774%, 1/18/26(8)(12)	1,000	966,058
Voya CLO, Ltd.
Series 2015-3A, Class D2, 6.48%, 10/20/27(8)(9)	3,000	2,878,299

Total Asset-Backed Securities (identified cost $25,146,224)		$25,974,047

U.S. Government Agency Obligations — 0.6%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$1,500	$1,525,564

		Value
Total U.S. Government Agency Obligations (identified cost $1,471,245)		$1,525,564

Corporate Bonds & Notes — 12.3%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.2%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	500	$502,500
TransDigm, Inc.
6.375%, 6/15/26(9)	25	24,750

		$527,250

Automotive — 0.4%
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(9)	1,000	$1,072,500

		$1,072,500

Building and Development — 0.3%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	675	$717,272

		$717,272

Business Equipment and Services — 0.8%
First Data Corp.
6.75%, 11/1/20(9)	46	$47,552
7.00%, 12/1/23(9)	1,000	1,062,500
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	1,000	1,072,500

		$2,182,552

Cable and Satellite Television — 0.8%
Cablevision Systems Corp.
8.00%, 4/15/20	1,000	$1,107,700
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(9)	1,000	1,017,500

		$2,125,200

Commercial Services — 0.4%
CEB, Inc.
5.625%, 6/15/23(9)	1,000	$1,062,500

		$1,062,500

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
7.00%, 7/15/24(9)	1,000	$1,067,375

		$1,067,375

Drugs — 0.2%
Valeant Pharmaceuticals International, Inc.
5.875%, 5/15/23(9)	910	$697,287

		$697,287

Security	Principal Amount* (000’s omitted)		Value
Electric Utilities — 0.4%
NRG Yield Operating, LLC
5.00%, 9/15/26(9)		1,000	$980,000

			$980,000

Electronics/Electrical — 0.8%
Infor (US), Inc.
6.50%, 5/15/22		1,000	$1,031,250
Western Digital Corp.
10.50%, 4/1/24(9)		1,000	1,181,250

			$2,212,500

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.00%, 8/1/20		645	$664,028

			$664,028

Financial Services — 0.4%
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(9)		1,000	$1,140,000

			$1,140,000

Food Products — 0.7%
Dean Foods Co.
6.50%, 3/15/23(9)		1,000	$1,047,500
Iceland Bondco PLC
4.607%, 7/15/20(8)(9)	GBP	250	314,503
Nature’s Bounty Co. (The)
7.625%, 5/15/21(9)		555	582,750

			$1,944,753

Health Care — 2.0%
Alere, Inc.
6.375%, 7/1/23(9)		1,000	$1,016,875
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		425	426,371
HCA Holdings, Inc.
6.25%, 2/15/21		1,000	1,075,000
HCA, Inc.
4.50%, 2/15/27		10	9,887
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(9)		1,000	1,052,500
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		1,000	1,063,750
Team Health, Inc.
7.25%, 12/15/23(9)		600	688,500

			$5,332,883

Insurance — 0.4%
USI, Inc.
7.75%, 1/15/21(9)		1,000	$1,021,875

			$1,021,875

Security	Principal Amount* (000’s omitted)	Value
Internet Software & Services — 0.4%
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	1,010	$1,078,175

		$1,078,175

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(3)	344	$384,706
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24(9)	55	54,244

		$438,950

Metals/Mining — 0.8%
Eldorado Gold Corp.
6.125%, 12/15/20(9)	1,000	$1,027,500
Teck Resources, Ltd.
8.50%, 6/1/24(9)	1,000	1,166,250

		$2,193,750

Nonferrous Metals/Minerals — 0.2%
New Gold, Inc.
6.25%, 11/15/22(9)	500	$505,000

		$505,000

Oil and Gas — 0.3%
Sabine Pass Liquefaction, LLC
5.625%, 3/1/25	740	$806,600

		$806,600

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
7.25%, 5/15/24(9)	1,010	$1,085,750

		$1,085,750

Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc.
7.125%, 3/15/23(9)	435	$428,475

		$428,475

Surface Transport — 0.2%
Debt and Asset Trading Corp.
1.00%, 10/10/25(12)	800	$466,000

		$466,000

Technology — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24(9)	1,000	$1,095,453

		$1,095,453

Telecommunications — 0.8%
Hughes Satellite Systems Corp.
6.625%, 8/1/26(9)	1,000	$1,037,500
Sprint Communications, Inc.
9.00%, 11/15/18(9)	1,000	1,097,500

		$2,135,000

Security	Principal Amount* (000’s omitted)		Value
Utilities — 0.1%
Calpine Corp.
7.875%, 1/15/23(9)		306	$320,153

			$320,153

Total Corporate Bonds & Notes (identified cost $32,856,914)			$33,301,281

Foreign Government Bonds — 7.2%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 0.2%
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	15,700	$209,624
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	19,400	270,123

Total Bangladesh			$479,747

Barbados — 0.1%
Barbados Government International Bond, 6.625%, 12/5/35(12)	USD	300	$231,000

Total Barbados			$231,000

Ecuador — 0.6%
Republic of Ecuador, 7.95%, 6/20/24(12)	USD	1,600	$1,592,000

Total Ecuador			$1,592,000

El Salvador — 0.5%
Republic of El Salvador, 6.375%, 1/18/27(12)	USD	1,508	$1,330,810

Total El Salvador			$1,330,810

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(12)	USD	929	$928,997

Total Fiji			$928,997

Georgia — 0.3%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	280	$105,428
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,690	663,333

Total Georgia			$768,761

Honduras — 0.4%
Honduras Government International Bond, 6.25%, 1/19/27(12)	USD	150	$149,700
Honduras Government International Bond, 8.75%, 12/16/20(12)	USD	927	1,042,653

Total Honduras			$1,192,353

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	231,085	$1,271,426
Republic of Iceland, 7.25%, 10/26/22	ISK	427,092	2,501,363
Republic of Iceland, 8.75%, 2/26/19	ISK	329,709	1,881,986

Total Iceland			$5,654,775

Kenya — 0.3%
Republic of Kenya, 6.875%, 6/24/24(12)	USD	800	$775,012

Total Kenya			$775,012

Security	Principal Amount (000’s omitted)		Value
Lithuania — 0.2%
Republic of Lithuania, 6.125%, 3/9/21(12)	USD	370	$415,325

Total Lithuania			$415,325

Macedonia — 0.2%
Republic of Macedonia, 3.975%, 7/24/21(12)	EUR	128	$140,713
Republic of Macedonia, 4.875%, 12/1/20(12)	EUR	225	257,390

Total Macedonia			$398,103

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(12)	USD	1,100	$1,093,882

Total Rwanda			$1,093,882

Serbia — 1.2%
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	$412,399
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	166,207
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	279,180	2,568,067
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	20,360	212,193

Total Serbia			$3,358,866

Sri Lanka — 0.2%
Republic of Sri Lanka, 6.125%, 6/3/25(12)	USD	600	$578,386

Total Sri Lanka			$578,386

Zambia — 0.2%
Republic of Zambia, 8.50%, 4/14/24(12)	USD	500	$499,755

Total Zambia			$499,755

Total Foreign Government Bonds (identified cost $20,943,105)			$19,297,772

Common Stocks — 0.5%

Security	Shares		Value
Affinity Gaming, LLC(13)(14)		23,498	$411,217
Dayco Products, LLC(13)(14)		8,898	226,899
Education Management Corp.(4)(13)(14)		955,755	669
ION Media Networks, Inc.(4)(14)		1,357	503,813
MediaNews Group, Inc.(4)(13)(14)		3,023	108,254
New Millennium Holdco, Inc.(13)(14)		8,641	11,881
RCS Capital Corp.(4)(13)(14)		2,777	42,349

Total Common Stocks (identified cost $441,533)			$1,305,082

Convertible Preferred Stocks — 0.0%(15)

Security	Shares		Value
Education Management Corp., Series A-1(4)(13)(14)		1,063	$298

Total Convertible Preferred Stocks (identified cost $75,023)			$298

Short-Term Investments — 14.1%

Foreign Government Securities — 4.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.4%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	108	$39,151
Georgia Treasury Bill, 0.00%, 8/10/17	GEL	10,500	3,775,683

Total Georgia			$3,814,834

Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 2/15/17	ISK	12,270	$65,389
Iceland Treasury Bill, 0.00%, 4/18/17	ISK	37,770	200,982
Iceland Treasury Bill, 0.00%, 5/15/17	ISK	94,508	502,848

Total Iceland			$769,219

Kazakhstan — 0.5%
National Bank of Kazakhstan Note, 0.00%, 2/17/17	KZT	431,712	$1,327,906

Total Kazakhstan			$1,327,906

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 4/7/17	LKR	395,400	$2,587,418
Sri Lanka Treasury Bill, 0.00%, 4/14/17	LKR	474,790	3,101,495
Sri Lanka Treasury Bill, 0.00%, 5/5/17	LKR	193,630	1,258,100

Total Sri Lanka			$6,947,013

Total Foreign Government Securities (identified cost $13,699,524)			$12,858,972

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/2/17(16)		$3,000	$2,998,848

Total U.S. Treasury Obligations (identified cost $2,998,840)			$2,998,848

Other — 8.2%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(17)		22,030,452	$22,032,655

Total Other (identified cost $22,032,759)			$22,032,655

Total Short-Term Investments (identified cost $38,731,123)			$37,890,475

Value
Total Investments — 137.3% (identified cost $372,014,976)	$370,155,493

Other Assets, Less Liabilities — (37.3)%	$(100,631,845)

Net Assets — 100.0%	$269,523,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(3)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $69,453,080 or 25.8% of the Fund’s net assets.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(11)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2017, the aggregate value of these securities is $10,467,681 or 3.9% of the Fund’s net assets.

(13)	Non-income producing.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)	Amount is less than 0.05%.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $29,995.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	400,000	USD	432,036	State Street Bank and Trust Company	2/2/17	$—	$(236)
RON	1,400,000	EUR	310,731	BNP Paribas	2/3/17	746	—
EUR	3,517,644	PLN	15,573,911	Goldman Sachs International	2/6/17	—	(90,783)
KES	96,909,000	USD	915,964	Citibank, N.A.	2/6/17	17,039	—
KES	72,900,000	USD	687,736	JPMorgan Chase Bank, N.A.	2/6/17	14,118	—
PLN	15,573,911	EUR	3,585,141	Citibank, N.A.	2/6/17	17,910	—
RUB	405,541,922	USD	6,209,587	BNP Paribas	2/6/17	529,276	—
EUR	225,160	USD	240,491	Standard Chartered Bank	2/8/17	2,617	—
USD	3,624,282	EUR	3,314,038	Standard Chartered Bank	2/8/17	46,068	—
MXN	95,126,815	USD	4,643,696	Standard Chartered Bank	2/22/17	—	(94,984)
USD	4,392,327	MXN	95,126,815	Standard Chartered Bank	2/22/17	—	(156,385)
USD	4,420,517	RUB	267,430,375	Credit Suisse International	2/27/17	—	(13,850)
EUR	66,498	USD	71,187	State Street Bank and Trust Company	2/28/17	666	—
RON	1,690,245	EUR	374,487	BNP Paribas	2/28/17	1,390	—
RON	575,000	EUR	127,128	BNP Paribas	2/28/17	762	—
USD	432,443	EUR	400,000	State Street Bank and Trust Company	2/28/17	231	—
USD	2,396,502	EUR	2,247,407	State Street Bank and Trust Company	2/28/17	—	(31,884)
USD	533,153	RUB	32,118,000	BNP Paribas	2/28/17	646	—
USD	88,465	RUB	5,330,000	Deutsche Bank AG	2/28/17	95	—
RON	1,380,000	EUR	305,344	Deutsche Bank AG	3/2/17	1,558	—
USD	1,663,757	RUB	100,662,547	Credit Suisse International	3/2/17	—	(4,858)
RON	1,287,171	EUR	285,670	Bank of America, N.A.	3/6/17	490	—
RON	212,000	EUR	47,028	Bank of America, N.A.	3/6/17	106	—
USD	142,859	EUR	133,382	Goldman Sachs International	3/6/17	—	(1,308)
USD	252,464	EUR	236,671	Goldman Sachs International	3/6/17	—	(3,343)
RON	1,576,000	EUR	349,562	Deutsche Bank AG	3/7/17	818	—
RON	1,104,000	EUR	245,061	Deutsche Bank AG	3/7/17	367	—
KES	10,412,000	USD	98,832	ICBC Standard Bank plc	3/8/17	833	—
RON	2,242,000	EUR	497,062	BNP Paribas	3/8/17	1,390	—
KES	9,343,000	USD	88,643	Standard Chartered Bank	3/9/17	771	—
COP	12,760,000,000	USD	4,275,781	The Bank of Nova Scotia	3/13/17	57,124	—
KES	15,239,000	USD	144,446	Citibank, N.A.	3/13/17	1,273	—
PHP	218,280,297	USD	4,311,284	Standard Chartered Bank	3/16/17	70,260	—
KES	64,700,000	USD	614,435	Standard Chartered Bank	3/24/17	2,836	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	672,096	GBP	547,729	Goldman Sachs International	3/31/17	$—	$(17,891)
BRL	1,449,000	USD	420,280	Citibank, N.A.	4/5/17	32,247	—
USD	407,194	BRL	1,449,000	BNP Paribas	4/5/17	—	(45,333)
EUR	3,556,359	USD	3,820,668	Standard Chartered Bank	4/10/17	30,451	—
USD	3,739,689	EUR	3,556,359	Standard Chartered Bank	4/10/17	—	(111,430)
EUR	264,824	USD	280,289	Standard Chartered Bank	4/13/17	6,521	—
USD	991,114	EUR	936,391	Goldman Sachs International	4/13/17	—	(23,021)
USD	5,595,578	EUR	5,290,776	Standard Chartered Bank	4/13/17	—	(134,466)
RSD	23,978,900	EUR	191,372	Citibank, N.A.	4/18/17	576	—
KES	5,725,000	USD	53,806	Citibank, N.A.	6/7/17	—	(114)
CZK	45,000,000	EUR	1,687,450	Morgan Stanley & Co. International PLC	10/20/17	—	(7,028)
EUR	1,681,430	CZK	45,000,000	Société Générale	10/20/17	444	—

						$839,629	$(736,914)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	17	Short	Mar-17	$(1,652,984)	$(1,656,969)	$(3,985)
U.S. 10-Year Deliverable Interest Rate Swap	47	Short	Mar-17	(4,398,308)	(4,416,531)	(18,223)

						$(22,208)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation
LCH.Clearnet (1)	EUR	152	Receives	6-month Euro Interbank Offered Rate	0.00	%(2)	3/15/22	$407

								$407

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Russia	ICE Clear Credit	$5,000	1.00	%(1)	12/20/21	1.84%	$(184,598)	$159,472	$(25,126)

Total		$5,000					$(184,598)	$159,472	$(25,126)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America, N.A.	$5,000	1.00	%(1)	12/20/21	2.43%	$(316,203)	$345,112	$28,909
Croatia	Nomura International PLC	5,000	1.00	(1)	12/20/21	1.88	(194,848)	224,674	29,826
Cyprus	Goldman Sachs International	5,000	1.00	(1)	12/20/21	2.27	(271,568)	264,827	(6,741)
Indonesia	BNP Paribas	2,500	1.00	(1)	12/20/21	1.50	(54,291)	61,225	6,934
Turkey	Deutsche Bank AG	5,500	1.00	(1)	12/20/21	2.62	(389,843)	404,631	14,788

Total		$23,000					$(1,226,753)	$1,300,469	$73,716

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $28,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CZK	-	Czech Koruna

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

USD	-	United States Dollar

Written options activity for the fiscal year to date ended January 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$1,313	$58,297
Options expired	(1,313)	(58,297)

Outstanding, end of period	$—	$—

At January 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(1,226,753)
Credit	Credit Default Swaps (Centrally Cleared)*	—	(25,126)

Total		$—	$(1,251,879)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$839,629	$(736,914)

Total		$839,629	$(736,914)

Interest Rate	Financial Futures Contracts*	$—	$(22,208)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	407	—

Total		$407	$(22,208)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,511,937

Gross unrealized appreciation	$9,390,056
Gross unrealized depreciation	(12,746,500)

Net unrealized depreciation	$(3,356,444)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans	$—	$130,024,777	$25,247	$130,050,024
Collateralized Mortgage Obligations	—	65,177,981	—	65,177,981
Commercial Mortgage-Backed Securities	—	19,579,354	—	19,579,354
Mortgage Pass-Throughs	—	36,053,615	—	36,053,615
Asset-Backed Securities	—	25,974,047	—	25,974,047
U.S. Government Agency Obligations	—	1,525,564	—	1,525,564
Corporate Bonds & Notes	—	33,301,281	—	33,301,281
Foreign Government Bonds	—	19,297,772	—	19,297,772
Common Stocks	—	649,997	655,085	1,305,082
Convertible Preferred Stocks	—	—	298	298
Short-Term Investments -
Foreign Government Securities	—	12,858,972	—	12,858,972
U.S. Treasury Obligations	—	2,998,848	—	2,998,848
Other	—	22,032,655	—	22,032,655
Total Investments	$—	$369,474,863	$680,630	$370,155,493
Forward Foreign Currency Exchange Contracts	$—	$839,629	$—	$839,629
Swap Contracts	—	407	—	407
Total	$—	$370,314,899	$680,630	$370,995,529

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(736,914)	$—	$(736,914)
Futures Contracts	(22,208)	—	—	(22,208)
Swap Contracts	—	(1,411,351)	—	(1,411,351)
Total	$(22,208)	$(2,148,265)	$—	$(2,170,473)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017